Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Bank borrowings
Summary of bank borrowings

	December 31,	December 31,
(In thousands)	2020	2021
Bank borrowings, current portion	—	2,876
Bank borrowings, non-current portion	19,924	17,291
Total	19,924	20,167

Summary of maturity of bank borrowings

As of December 31, 2021, the bank borrowings will be due according to the following schedule:

(In thousands)	Principal amounts
Within 1 year	2,876
Between 1 to 2 years	3,207
Between 2 to 3 years	2,613
Between 3 to 4 years	2,128
Between 4 to 5 years	1,733
Beyond 5 years	7,610